EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.0%
	APPAREL & TEXTILE PRODUCTS - 2.1%
3,496	Carter's, Inc.	$ 353,201
2,365	Skechers USA, Inc., Class A(a)	106,236
		459,437
	AUTOMOTIVE - 2.1%
44,960	Modine Manufacturing Company(a)	465,786

	BANKING - 21.7%
23,021	BankUnited, Inc.	912,553
35,292	First Commonwealth Financial Corporation	530,439
24,508	First Midwest Bancorp, Inc.	483,543
65,701	FNB Corporation	766,074
17,434	OFG Bancorp	420,159
17,142	PacWest Bancorp	766,933
43,701	Umpqua Holdings Corporation	832,941
		4,712,642
	BIOTECH & PHARMA - 0.5%
37,988	BioDelivery Sciences International, Inc.(a)	105,607

	CONSUMER SERVICES - 1.1%
6,835	Matthews International Corporation, Class A	236,969

	ENTERTAINMENT CONTENT - 3.9%
58,299	Lions Gate Entertainment Corporation, Class A(a)	854,080

	HOME & OFFICE PRODUCTS - 4.7%
125,112	ACCO Brands Corporation	1,033,425

	HOME CONSTRUCTION - 1.9%
13,308	Taylor Morrison Home Corporation(a)	413,346

	HOUSEHOLD PRODUCTS - 0.5%
2,928	Energizer Holdings, Inc.	108,892

EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 0.9%
1,645	WESCO International, Inc.(a)	$ 204,194

	INSURANCE - 8.7%
25,520	American Equity Investment Life Holding Company	858,238
2,060	Argo Group International Holdings Ltd.	111,817
40,390	CNO Financial Group, Inc.	915,237
		1,885,292
	LEISURE FACILITIES & SERVICES - 8.4%
24,070	Bloomin' Brands, Inc.(a)	425,317
12,678	Brinker International, Inc.(a)	438,659
52,420	Cinemark Holdings, Inc.(a)	813,558
3,689	Dave & Buster's Entertainment, Inc.(a)	119,819
		1,797,353
	MACHINERY - 1.3%
2,500	Hillenbrand, Inc.	111,500
40,062	NN, Inc.(a)	178,276
		289,776
	MEDICAL EQUIPMENT & DEVICES - 1.5%
35,240	Co-Diagnostics, Inc.(a)	339,713

	METALS & MINING - 2.7%
14,082	Alamos Gold, Inc., Class A	107,586
87,961	B2Gold Corporation	346,566
10,285	Century Aluminum Company(a)	136,071
		590,223
	OIL & GAS PRODUCERS - 5.9%
53,289	Delek US Holdings, Inc.(a)	835,571
3,833	HollyFrontier Corporation	123,883
73,599	Southwestern Energy Company(a)	329,724
		1,289,178
	RETAIL - DISCRETIONARY - 4.0%
4,188	American Eagle Outfitters, Inc.	108,427
7,305	Urban Outfitters, Inc.(a)	231,349

EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	RETAIL - DISCRETIONARY - 4.0% (Continued)
56,994	Vera Bradley, Inc.(a)	$ 542,014
		881,790
	SEMICONDUCTORS - 5.9%
34,816	Photronics, Inc.(a)	459,919
6,423	Silicon Motion Technology Corporation - ADR	443,380
18,743	Vishay Intertechnology, Inc.	381,795
		1,285,094
	SOFTWARE - 1.1%
2,162	J2 Global, Inc.(a)	246,187

	SPECIALTY FINANCE - 5.8%
10,438	Alliance Data Systems Corporation	711,454
12,245	PROG Holdings, Inc.	552,494
		1,263,948
	STEEL - 2.6%
18,092	Commercial Metals Company	559,043

	TECHNOLOGY HARDWARE - 4.9%
2,870	Lumentum Holdings, Inc.(a)	249,030
20,057	Super Micro Computer, Inc.(a)	830,360
		1,079,390
	TECHNOLOGY SERVICES - 1.9%
11,499	Green Dot Corporation, Class A(a)	412,814

	TRANSPORTATION & LOGISTICS - 3.9%
2,536	Atlas Air Worldwide Holdings, Inc.(a)	222,179
45,465	JetBlue Airways Corporation(a)	610,140
		832,319

	TOTAL COMMON STOCKS (Cost $21,285,922)	21,346,498

	TOTAL INVESTMENTS - 98.0% (Cost $21,285,922)	$ 21,346,498
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.0%	432,124
	NET ASSETS - 100.0%	$ 21,778,622

EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

ADR	- American Depositary Receipt
LTD	- Limited Company

(a)	Non-income producing security.